Bank Loan - Schedule of Bank Loan (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)
Schedule of Bank Loan [Line Items]
Carrying amount	RM 300,112	$ 73,521	RM 325,982
Carrying amount (in Dollars)	300,112	73,521	RM 325,982
Term loan I [Member]
Schedule of Bank Loan [Line Items]
Principal amount	RM 390,600
Maturity date	Nov. 30, 2033
Period	10 years
Interest rate	Base Financing Rate minus 2.00%
Third party guarantee
Directors’ personal guarantee	RM 390,600
Carrying amount	300,112	73,521		$ 325,982
Carrying amount (in Dollars)	RM 300,112	$ 73,521		$ 325,982